Mandatory Principal Payments Under Credit facility (Detail) (Credit Facility, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Credit Facility
Line of Credit Facility [Line Items]
2013	$ 12,226
2014	12,226
2015	12,226
2016	64,185
Total	$ 100,863